Taxes - Schedule of Taxes Payable (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 1,045,219	$ 992,973
Value added tax payable	7,880	13,950
Other taxes payable	6,464	6,427
Total	$ 1,059,563	$ 1,013,350